UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05812

Legg Mason Partners Premium Money

Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET PREMIUM LIQUID RESERVES

FORM N-Q

NOVEMBER 30, 2011

Notes to Schedule of Investments (unaudited)

Investment in Liquid Reserves Portfolio, at value $611,218,188

1. Organization and Significant Accounting Policies

Western Asset Premium Liquid Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Premium Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (1.4% at November 30, 2011) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 0.2%
JPMorgan Chase Bank N.A.	0.435%	5/18/12	$100,000,000	$100,000,000	(a)

Certificates of Deposit - 29.4%
Bank of Montreal Chicago	0.080%	12/5/11	500,000,000	500,000,000
Bank of Montreal Chicago	0.080%	12/7/11	200,000,000	200,000,000
Bank of Montreal Chicago	0.360%	3/8/12	347,500,000	347,500,000
Bank of Nova Scotia	0.300%	2/10/12	250,000,000	250,000,000
Bank of Nova Scotia	0.450%	5/31/12	495,000,000	495,000,000
Bank of Nova Scotia	0.537%	6/11/12	25,000,000	25,025,233	(a)
Bank of Nova Scotia	0.434%	11/9/12	300,000,000	300,000,000	(a)
Bank of Tokyo Mitsubishi	0.350%	1/17/12	400,000,000	400,000,000
Bank of Tokyo Mitsubishi	0.410%	2/24/12	400,000,000	400,000,000
Barclays Bank PLC	0.715%	1/19/12	270,000,000	270,000,000	(a)
Barclays Bank PLC	0.420%	3/12/12	272,000,000	272,000,000
Barclays Bank PLC	0.420%	3/12/12	210,000,000	210,000,000
Branch Banking & Trust Co.	0.060%	12/6/11	200,000,000	200,000,000
Canadian Imperial Bank	0.352%	2/17/12	325,000,000	325,000,000	(a)
Canadian Imperial Bank	0.320%	3/8/12	450,000,000	450,000,000
Canadian Imperial Bank	0.350%	6/1/12	225,000,000	225,000,000
Credit Suisse NY	0.485%	2/7/12	210,000,000	210,000,000	(a)
Credit Suisse NY	0.419%	3/30/12	250,000,000	250,000,000	(a)
Deutsche Bank AG NY	0.360%	12/2/11	450,000,000	450,000,000
Deutsche Bank AG NY	0.729%	10/19/12	125,000,000	125,000,000	(a)
DnB NOR Bank ASA	0.530%	4/11/12	200,000,000	200,000,000
Lloyds TSB Bank PLC	0.390%	1/25/12	125,000,000	125,000,000
Lloyds TSB Bank PLC	0.430%	2/3/12	200,000,000	200,000,000
Nordea Bank Finland PLC	0.230%	12/15/11	125,000,000	125,000,000
Nordea Bank Finland PLC	0.310%	1/17/12	200,000,000	200,000,000
Rabobbank Nederland of NY	0.400%	2/15/12	200,000,000	200,000,000
Royal Bank of Canada	0.350%	2/21/12	150,000,000	150,000,000
Royal Bank of Canada	0.401%	7/9/12	275,000,000	275,000,000	(a)
Royal Bank of Canada	0.460%	9/24/12	275,000,000	275,000,000	(a)
Royal Bank of Scotland	0.490%	1/20/12	130,000,000	130,000,000
Skandinaviska Enskilda Banken AB	0.500%	2/7/12	175,000,000	175,000,000
Societe Generale NY	0.928%	1/30/12	250,000,000	250,000,000	(a)
Societe Generale NY	0.841%	5/9/12	200,000,000	200,000,000	(a)
Standard Chartered Bank NY	0.280%	1/5/12	123,000,000	123,001,194
Standard Chartered Bank NY	0.320%	1/23/12	125,000,000	125,000,000
Standard Chartered Bank NY	0.390%	1/27/12	100,000,000	100,000,000
Standard Chartered Bank NY	0.581%	4/6/12	171,000,000	171,000,000	(a)
Standard Chartered Bank NY	0.580%	4/11/12	249,250,000	249,259,112
State Street Bank & Trust Co.	0.100%	1/3/12	580,000,000	580,000,000
Sumitomo Mitsui Banking Corp.	0.150%	12/5/11	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.350%	1/17/12	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.	0.400%	2/8/12	323,000,000	323,000,000
Svenska Handelsbanken AB	0.400%	2/10/12	200,000,000	200,000,000
Svenska Handelsbanken AB	0.505%	3/20/12	200,000,000	200,003,048
Svenska Handelsbanken NY	0.310%	1/18/12	125,000,000	125,000,000
Svenska Handelsbanken NY	0.380%	2/3/12	100,000,000	100,000,000
Toronto Dominion Bank NY	0.328%	1/12/12	250,000,000	250,000,000	(a)
Toronto Dominion Bank NY	0.350%	2/23/12	450,000,000	450,000,000
Toronto Dominion Bank NY	0.350%	3/22/12	200,000,000	200,000,000
UBS AG Stamford Branch	0.280%	12/12/11	100,000,000	100,000,000
UBS AG Stamford Branch	0.345%	1/27/12	250,000,000	250,001,976

UBS AG Stamford CT	0.561%	4/5/12	380,000,000	380,000,000	(a)

Total Certificates of Deposit				12,935,790,563

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit (Euro) - 3.4%
ANZ Banking Group Ltd.	0.445%	4/19/12	$340,000,000	$340,000,000
HSBC Bank PLC	0.350%	2/13/12	425,000,000	425,004,360
ING Bank	0.395%	1/11/12	325,000,000	325,003,698
National Australia Bank Ltd.	0.500%	4/19/12	400,000,000	400,000,000

Total Certificates of Deposit (Euro)				1,490,008,058

Commercial Paper - 31.3%
ASB Finance Ltd.	0.389%	3/15/12	100,000,000	99,998,558	(a)(b)
ASB Finance Ltd.	0.541%	3/21/12	198,000,000	197,670,330	(b)(c)
ASB Finance Ltd.	0.397%	5/24/12	125,000,000	125,000,000	(a)(b)
Australia & New Zealand Banking Group Ltd.	0.240%	12/16/11	45,975,000	45,970,402	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.240%	12/27/11	145,675,000	145,649,750	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.461%	4/13/12	200,000,000	199,657,556	(b)(c)
Australia & New Zealand Banking Group Ltd.	0.501%	5/10/12	100,000,000	99,776,389	(b)(c)
Automatic Data Processing Inc.	0.060 - 0.070%	12/14/11	330,000,000	329,992,290	(b)(c)
BNZ International Funding Ltd.	0.371%	1/9/12	67,850,000	67,822,803	(b)(c)
BNZ International Funding Ltd.	0.371%	1/18/12	97,000,000	96,952,147	(b)(c)
BNZ International Funding Ltd.	0.461%	2/21/12	100,000,000	99,895,222	(b)(c)
BNZ International Funding Ltd.	0.451%	2/22/12	150,000,000	149,844,375	(b)(c)
BP Capital Markets PLC	0.351%	1/10/12	96,000,000	95,962,667	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.270%	1/13/12	175,000,000	174,943,562	(b)(c)
Caisse D’Amortissement de la Dette Sociale	0.432%	5/25/12	165,000,000	164,991,206	(a)(b)
Commonwealth Bank of Australia	0.386%	12/8/11	150,000,000	150,000,000	(a)(b)
Commonwealth Bank of Australia	0.376%	2/6/12	145,000,000	144,898,802	(b)(c)
Commonwealth Bank of Australia	0.366%	6/8/12	100,000,000	100,000,000	(a)(b)
Credit Suisse NY	0.250%	1/11/12	250,000,000	249,928,819	(c)
Credit Suisse NY	0.310%	1/27/12	150,000,000	149,926,375	(c)
Credit Suisse NY	0.430%	2/9/12	125,000,000	124,895,486	(c)
DnB NOR Bank ASA	0.405%	2/7/12	275,000,000	274,789,625	(b)(c)
DnB NOR Bank ASA	0.345%	4/2/12	75,000,000	75,000,000	(a)(b)
DnB NOR Bank ASA	0.536%	4/24/12	150,000,000	149,676,771	(b)(c)
General Electric Capital Corp.	0.331%	3/6/12	200,000,000	199,824,000	(c)
General Electric Capital Corp.	0.331%	3/6/12	75,000,000	74,934,000	(c)
General Electric Capital Corp.	0.331%	3/7/12	200,000,000	199,822,167	(c)
General Electric Capital Corp.	0.391%	5/7/12	300,000,000	299,486,501	(c)
General Electric Capital Corp.	0.391%	5/7/12	50,000,000	49,914,417	(c)
General Electric Capital Corp.	0.391%	5/7/12	50,000,000	49,914,417	(c)
General Electric Co.	0.050%	12/2/11	175,000,000	174,999,757	(c)
HSBC Bank PLC	0.461%	3/26/12	390,000,000	389,421,933	(b)(c)
HSBC USA Inc.	0.110%	12/5/11	150,000,000	149,998,167	(c)
ING U.S. Funding LLC	0.410%	1/20/12	370,000,000	369,789,305	(c)
JPMorgan Chase & Co.	0.268%	4/5/12	115,000,000	115,000,512	(a)
Lloyds TSB Bank PLC	0.315%	12/19/11	460,000,000	459,927,550	(c)
National Bank of Canada	0.441%	3/7/12	420,685,000	420,186,255	(c)
Natixis U.S. Finance Co.	0.461%	1/3/12	225,000,000	224,905,125	(c)
Nestle Capital Corp.	0.331%	7/20/12	550,000,000	548,830,334	(b)(c)
Nordea North America Inc.	0.220%	12/12/11	200,000,000	199,986,555	(c)
Nordea North America Inc.	0.310%	1/20/12	54,000,000	53,976,750	(c)
NRW Bank	0.220%	12/14/11	100,000,000	99,992,056	(b)(c)
Rabobank USA Finance Corp.	0.220%	12/9/11	100,000,000	99,995,111	(c)
Rabobank USA Finance Corp.	0.421%	2/6/12	300,000,000	299,765,500	(c)
Reckitt Benckiser Treasury	0.411%	1/9/12	100,000,000	99,955,583	(b)(c)
Reckitt Benckiser Treasury	0.401%	2/9/12	98,000,000	97,923,778	(b)(c)
Reckitt Benckiser Treasury	0.431%	3/6/12	96,440,000	96,329,415	(b)(c)
Reckitt Benckiser Treasury	0.501%	3/30/12	50,000,000	49,916,667	(b)(c)

Reckitt Benckiser Treasury	0.501%	4/2/12	49,000,000	48,916,292	(b)(c)
Reckitt Benckiser Treasury	0.521 - 0.522%	4/5/12	125,000,000	124,772,500	(b)(c)
Reckitt Benckiser Treasury	0.521 - 0.522%	4/5/12	25,000,000	24,954,500	(b)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Reckitt Benckiser Treasury	0.522%	4/10/12	$106,240,000	$106,038,970	(b)(c)
Reckitt Benckiser Treasury	0.511%	4/17/12	72,000,000	71,859,240	(b)(c)
Reckitt Benckiser Treasury	0.602%	5/8/12	75,000,000	74,801,250	(b)(c)
Reckitt Benckiser Treasury	0.010%	5/11/12	50,000,000	49,865,000	(b)
Royal Bank of Scotland	0.330%	12/19/11	322,000,000	321,946,870	(c)
Royal Bank of Scotland	0.531%	2/6/12	500,000,000	499,506,806	(c)
Siemens Capital Co. LLC	0.120%	12/5/11	283,600,000	283,596,219	(b)(c)
Siemens Capital Co. LLC	0.100%	12/6/11	300,000,000	299,995,834	(b)(c)
Siemens Capital Co. LLC	0.100%	12/7/11	400,000,000	399,993,335	(b)(c)
Siemens Capital Co. LLC	0.100%	12/7/11	50,000,000	49,999,167	(b)(c)
Skandinaviska Enskilda Banken AG	0.406%	12/7/11	250,000,000	249,983,125	(b)(c)
Skandinaviska Enskilda Banken AG	0.406%	12/8/11	197,500,000	197,484,447	(b)(c)
Skandinaviska Enskilda Banken AG	0.401%	12/19/11	125,000,000	124,975,000	(b)(c)
Skandinaviska Enskilda Banken AG	0.592%	3/21/12	175,000,000	174,681,646	(b)(c)
Skandinaviska Enskilda Banken AG	0.592%	3/21/12	50,000,000	49,909,042	(b)(c)
Svenska Handelsbanken NY	0.410%	2/16/12	92,000,000	91,919,321	(b)(c)
Swedbank	0.396%	12/1/11	125,000,000	125,000,000	(c)
Swedbank	0.396%	12/5/11	100,000,000	99,995,611	(c)
Swedbank	0.441%	12/16/11	150,000,000	149,972,500	(c)
Swedbank	0.421%	1/6/12	142,800,000	142,740,024	(c)
Swedbank	0.411%	1/9/12	100,000,000	99,955,583	(c)
Swedbank	0.411%	1/9/12	50,000,000	49,977,792	(c)
Swedbank	0.421%	1/20/12	100,000,000	99,941,667	(c)
Swedbank	0.521%	2/2/12	100,000,000	99,909,000	(c)
Swedbank	0.501%	2/6/12	100,000,000	99,906,944	(c)
Toyota Motor Credit Corp.	0.501%	5/25/12	125,000,000	124,694,445	(c)
Toyota Motor Credit Corp.	0.501%	5/30/12	200,000,000	199,497,222	(c)
Toyota Motor Credit Corp.	0.501%	6/5/12	195,000,000	194,493,542	(c)
Unilever Capital Corp.	0.060%	12/7/11	150,000,000	149,998,500	(b)(c)
Westpac Banking Corp.	0.280%	1/6/12	40,000,000	39,988,800	(b)(c)
Westpac Banking Corp.	0.280%	1/9/12	49,163,000	49,148,087	(b)(c)
Westpac Banking Corp.	0.361%	2/3/12	348,000,000	347,777,280	(b)(c)
Westpac Banking Corp.	0.501%	5/14/12	125,000,000	124,713,541	(b)(c)

Total Commercial Paper				13,780,948,092

Corporate Bonds & Notes - 4.4%
American Honda Finance Corp., Notes	0.729%	11/20/12	100,000,000	100,000,000	(a)(b)
Commonwealth Bank of Australia	0.572%	6/27/12	100,000,000	100,000,000	(a)(b)
ING Bank NV	0.939%	2/2/12	164,500,000	164,500,000	(a)(b)
JPMorgan Chase Bank N.A.	0.295%	1/20/12	362,000,000	362,000,000	(a)
Metropolitan Life Global Funding I	0.506%	7/6/12	200,000,000	200,000,000	(a)(b)
New York Life Global Funding	0.331%	12/1/11	100,000,000	100,000,000	(a)(b)
Nordea Bank AB, Senior Notes	0.571%	11/16/12	300,000,000	300,000,000	(a)(b)
Rabobank Nederland, Senior Notes	0.601%	9/14/12	225,000,000	225,000,000	(a)(b)
Svenska Handelsbanken AB	0.611%	2/10/12	150,000,000	150,000,000	(a)(b)
Westpac Banking Corp.	0.424%	11/6/12	250,000,000	250,000,000	(a)(b)

Total Corporate Bonds & Notes				1,951,500,000

FDIC Backed Bonds & Notes - 1.2%
Barclays Bank PLC, Senior Notes	1.205%	12/19/11	305,000,000	305,140,189	(a)
Royal Bank of Scotland PLC, Senior Notes	0.925%	12/2/11	225,000,000	225,004,066	(a)

Total FDIC Backed Bonds & Notes				530,144,255

Medium-Term Notes - 1.5%
American Honda Finance	0.386%	12/8/11	250,000,000	250,000,000	(a)(b)
Toyota Motor Credit Corp.	0.603%	10/18/12	142,000,000	142,000,000	(a)
UBS AG Stamford CT	1.595%	2/23/12	175,000,000	175,329,364	(a)

Westpac Banking Corp.	0.575%	5/25/12	105,000,000	105,000,000	(a)

Total Medium-Term Notes				672,329,364

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - 23.5%
Bank of America Toronto	0.040%	12/1/11	$700,000,000	$700,000,000
Bank of America Toronto	0.050%	12/1/11	300,000,000	300,000,000
Bank of Nova Scotia	0.070%	12/1/11	650,000,000	650,000,000
Bank of Tokyo Mitsubishi	0.040%	12/1/11	800,000,000	800,000,000
Barclays Bank PLC Grand Cayman	0.120%	12/1/11	575,000,000	575,000,000
Citibank Canada Toronto Branch	0.110%	12/1/11	500,000,000	500,000,000
Citibank U.S.	0.120%	12/7/11	575,000,000	575,000,000
Commerzbank AG Grand Cayman	0.100%	12/1/11	440,000,000	440,000,000
Lloyds TSB Bank PLC	0.080%	12/1/11	900,000,000	900,000,000
National Australia Bank Grand Cayman	0.040%	12/1/11	885,000,000	885,000,000
National Bank of Canada	0.030%	12/1/11	825,000,000	825,000,000
RBS Finance	0.100%	12/1/11	750,000,000	750,000,000
Royal Bank of Canada NY	0.050%	12/1/11	285,254,000	285,254,000
Skandinaviska Enskilda Cayman	0.070%	12/1/11	725,000,000	725,000,000
Svenska Handelsbanken Grand Cayman	0.080%	12/1/11	792,643,000	792,643,000
Swedbank Grand Cayman	0.080%	12/1/11	670,000,000	670,000,000

Total Time Deposits				10,372,897,000

U.S. Government Agencies - 1.5%
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	15,000,000	15,018,143	(a)
Federal Home Loan Bank (FHLB), Notes	0.350%	10/3/12	38,665,000	38,665,000
Federal Home Loan Bank (FHLB), Notes	0.210%	11/16/12	119,550,000	119,550,000
Federal Home Loan Bank (FHLB), Notes	0.280%	2/25/13	225,000,000	225,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.131%	12/12/11	25,000,000	24,998,999	(c)
Federal National Mortgage Association (FNMA), Discount Notes	0.140%	12/14/11	20,000,000	19,998,989	(c)
Federal National Mortgage Association (FNMA), Notes	0.247%	7/26/12	140,000,000	139,995,470	(a)
Federal National Mortgage Association (FNMA), Notes	0.280%	11/23/12	100,000,000	100,059,387	(a)

Total U.S. Government Agencies				683,285,988

U.S. Treasury Bills - 1.0%
U.S. Treasury Bills	0.100%	11/15/12	423,000,000	422,588,750	(c)

U.S. Treasury Notes - 1.9%
U.S. Treasury Notes	1.375%	2/15/12	204,490,000	204,923,259
U.S. Treasury Notes	4.500%	4/30/12	10,000,000	10,177,001
U.S. Treasury Notes	1.750%	8/15/12	150,000,000	151,589,976
U.S. Treasury Notes	1.375%	11/15/12	300,000,000	303,508,346
U.S. Treasury Notes	0.500%	11/30/12	150,000,000	150,529,041

Total U.S. Treasury Notes				820,727,623

Repurchase Agreements - 0.7%
Interest in $1,400,000,000 joint tri-party repurchase agreement dated 11/30/11 with RBS Securities Inc.; Proceeds at maturity-$300,000,833; (Fully collateralized by various U.S. government agency obligations, 0.190% to 5.250% due 10/10/12 to 3/15/16; Market value - $306,000,636)	0.100%	12/1/11	300,000,000	300,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $44,060,219,693#)				44,060,219,693
Other Assets in Excess of Liabilities - 0.0%				9,780,126

TOTAL NET ASSETS - 100.0%				$44,069,999,819

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$44,060,219,693	—	$44,060,219,693

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2012